SCHEDULE OF INVESTMENTS (Unaudited) December 31, 2020 Sit Tax-Free Income Fund

Name of Issuer	Principal Amount ($)	Coupon Rate (%)	Maturity Date	Fair Value ($)

Municipal Bonds - 91.2%
Alabama - 0.5%
Clio Water & Sewer Rev. (AGM Insured)	340,000	3.10	1/1/33	340,636
Mobile Co. Limited Obligation Warrants Rev. (Gomesa Proj.) [4]	500,000	4.00	11/1/45	513,460
Pell City Special Care Facs. Finance Auth. Rev. (Noland Health Services, Inc.)	500,000	5.00	12/1/31	517,225
Russell Co. Board of Education Rev.	345,000	3.05	12/1/34	345,442

				1,716,763

Alaska - 0.3%
AK Hsg. Finance Corp. Rev. (State Capital Proj.)	500,000	4.00	6/1/36	555,795
AK Industrial Dev. & Export Auth. Rev. (Boys & Girls Home) 2, [5,15]	250,000	5.50	N/A	12,500
AK Industrial Dev. & Export Auth. Rev. (GTR Fairbanks Community Hospital Foundation)	250,000	5.00	4/1/33	269,552
AK Industrial Dev. & Export Auth. Rev. (Tanana Chiefs Conference Proj.)	300,000	4.00	10/1/49	341,928

				1,179,775

Arizona - 3.1%
AZ Health Facs. Auth. Rev. (Scottsdale Lincoln Hospital Proj.) [1]	250,000	4.00	12/1/39	250,262
AZ Industrial Dev. Auth. Rev. (Bridgewater Avondale Proj.)	500,000	5.38	1/1/38	492,070
AZ Industrial Dev. Auth. Rev. (Legacy Cares, Inc. Proj.) [4]	750,000	6.75	7/1/30	765,772
AZ Industrial Dev. Auth. Rev. (Legacy Cares, Inc. Proj.) [4]	750,000	7.75	7/1/50	768,172
AZ Industrial Dev. Auth. Rev. (Pinecrest Academy Horizon) [4]	500,000	5.75	7/15/38	575,880
AZ Industrial Dev. Auth. Rev. (Social Bond Equitable School Revolving Fund)	500,000	4.00	11/1/45	583,020
Glendale Industrial Dev. & Auth. Rev. (Beatitudes Campus Proj.)	300,000	5.00	11/15/36	324,777
La Paz Co. Industrial Dev. Auth. (Charter School Solutions Harmony Public Proj.)	750,000	5.00	2/15/48	856,718
Maricopa Co. Industrial Dev. Auth. Education Rev. (Horizon Community Learning Center)	300,000	5.00	7/1/35	319,056
Maricopa Co. Industrial Dev. Auth. Rev. (Lagacy Traditional School Proj.)	500,000	4.00	7/1/50	549,215
Maricopa Co. Industrial Dev. Auth. Rev. (Paradise School Proj.)	1,000,000	4.00	7/1/54	1,121,430
Peoria Industrial Dev. Auth. Rev. (Sierra Winds Life Care Community)	400,000	5.25	11/15/29	400,940
Phoenix City Industrial Dev. Auth. Rev. (Northwest Christian School Proj.) [4]	600,000	5.00	9/1/45	643,164
Phoenix City Industrial Dev. Auth. Rev. (Vista College Preparatory Proj.)	400,000	4.13	7/1/38	455,516
Pima Co. Industrial Dev. Auth. Education Rev. (American Leadership Academy Proj.) [4]	1,000,000	5.38	6/15/35	1,083,390
Pima Co. Industrial Dev. Auth. Education Rev. (American Leadership Academy Proj.) [4]	370,000	4.75	6/15/37	376,453
Quechan Indian Tribe of Fort Yuma Rev. (Tribal Economic Dev.)	325,000	9.75	5/1/25	341,065
Tempe Industrial Dev. Auth. Rev. (Mirabella at ASU Proj.) [4]	500,000	4.70	10/1/24	501,215

				10,408,115

Arkansas - 0.6%
Clarksville School District No. 17 of Johnson Co. G.O.	500,000	2.70	12/1/24	500,670
Rogers City Rev.	1,000,000	3.88	11/1/39	1,108,860
Springdale City Sales & Use Tax Rev. Ref. (BAM Insured)	500,000	3.60	4/1/41	524,735

				2,134,265

California - 4.7%
CA Health Facs. Financing Auth. Rev. (On Lok Senior Health Services)	500,000	5.00	8/1/50	611,060
CA School Facs. Finance Auth. Rev. (Azusa Unified School District) (AGM Insured) [6]	500,000	6.00	8/1/29	644,790
Carlsbad Unified School District G.O. Capital Appreciation [6]	400,000	6.00	8/1/31	554,720
Colton Joint Unified School District G.O. (AGM Insured) [6]	1,000,000	6.00	8/1/35	1,261,930
Encinitas Union School District G.O. Capital Appreciation [6]	500,000	7.00	8/1/35	745,725
Hartnell Community College G.O. [6]	500,000	7.00	8/1/34	624,775
Healdsburg Unified School District G.O. [6]	1,250,000	5.00	8/1/37	1,387,500
Imperial Community College District G.O. Capital Appreciation (AGM Insured) [6]	250,000	6.75	8/1/40	321,458
Los Alamitos Unified School District Capital Appreciation C.O.P. [6]	1,100,000	6.00	8/1/34	1,275,956
Martinez Unified School District G.O. [6]	250,000	6.13	8/1/35	302,400
Orange Co. Community Facs. District No. 2017-1 Special Assessment (Village of Esencia)	500,000	4.00	8/15/45	554,190

DECEMBER 31, 2020	1

SCHEDULE OF INVESTMENTS (Unaudited) December 31, 2020 Sit Tax-Free Income Fund (Continued)

Name of Issuer	Principal Amount ($)	Coupon Rate (%)	Maturity Date	Fair Value ($)

Placentia-Yorba Linda Unified School District C.O.P. Capital Appreciation (AGM Insured) [6]	500,000	6.25	10/1/28	520,600
Redondo Beach School District G.O. [6]	600,000	6.38	8/1/34	780,300
Reef-Sunset Unified School District (BAM Insured) [6]	750,000	5.00	8/1/38	850,388
Ripon Unified School District G.O. (BAM Insured) [6]	270,000	4.50	8/1/30	297,786
Ripon Unified School District G.O. (BAM Insured) [6]	80,000	4.50	8/1/30	87,975
Sacramento Co. Water Financing Auth. Rev. (NATL-RE FGIC Insured) [1]	500,000	0.72	6/1/39	445,935
San Jose Financing Auth. Rev. (Civic Center Garage Proj.) [9]	400,000	5.00	6/1/39	435,328
South Tahoe Joint Powers Financing Auth. Tax Allocation Ref. (South Tahoe Redev. Proj.) (AGM Insured)	500,000	5.00	10/1/30	573,825
Sulphur Springs Union School District C.O.P. (AGM Insured) [6]	450,000	6.50	12/1/37	568,278
Tracy Joint Unified School District G.O. Capital Appreciation [6]	600,000	7.00	8/1/41	670,110
Tustin Unified School District G.O. Capital Appreciation [6]	500,000	6.00	8/1/28	516,575
Upland Unified School District G.O. Capital Appreciation [6]	1,000,000	7.00	8/1/41	1,292,930
Val Verde Unified School District G.O. Capital Appreciation (AGM Insured) [6]	500,000	6.00	8/1/34	681,135

				16,005,669

Colorado - 4.7%
Aerotropolis Regional Transportation Auth. Rev.	400,000	5.00	12/1/51	417,844
Brighton Crossing Metropolitan District No. 6 G.O.	515,000	5.00	12/1/40	532,989
Broadway Station Metropolitan District No. 2 G.O.	750,000	5.13	12/1/48	796,665
Broadway Station Metropolitan District No. 3 G.O.	500,000	5.00	12/1/49	530,105
Buffalo Highlands Metropolitan District G.O.	350,000	5.25	12/1/38	369,470
CO Educational & Cultural Facs. Auth. Rev. (CO Springs Charter Academy Proj.)	250,000	5.60	7/1/34	250,958
CO Health Facs. Auth. Rev. (Covenant Living Community)	500,000	4.00	12/1/50	557,100
CO Health Facs. Auth. Rev. (Covenant Retirement Community)	650,000	5.00	12/1/48	749,730
Copperleaf Metro District No. 4 G.O.	750,000	5.00	12/1/49	788,122
Creekwalk Marketplace Business Improvement District Rev. [4]	500,000	5.50	12/1/39	530,800
Crystal Crossing Metro District G.O.	500,000	5.25	12/1/40	526,365
Denver 9th Avenue Metropolitan District No. 2 G.O.	500,000	5.00	12/1/48	528,860
Denver Urban Renewal Auth. Tax Allocation [4]	500,000	5.25	12/1/39	531,490
DIATC Metropolitan District G.O. [4]	500,000	5.00	12/1/49	525,360
Green Valley Ranch East Metropolitan District No. 6 G.O.	1,000,000	5.88	12/1/50	1,065,460
Haskins Station Metropolitan District G.O.	500,000	5.00	12/1/49	518,570
Hunters Overlook Metropolitan District No. 5 G.O.	500,000	5.00	12/1/49	531,040
Johnstown Village Metropolitan District No. 2. G.O.	500,000	5.00	12/1/50	519,125
Lambertson Farms Metro District No. 1 G.O.	500,000	5.00	12/15/25	454,540
Leyden Rock Metropolitan District No. 10 G.O.	250,000	5.00	12/1/45	259,912
Mirabelle Metropolitan Dist. No. 2 G.O.	500,000	5.00	12/1/49	519,770
Painted Prairie Public Improvement Auth. Rev.	500,000	5.00	12/1/39	538,325
Palisade Metropolitan District No. 2 G.O.	500,000	5.00	12/1/46	516,250
St. Vrain Lakes Metropolitan District No. 2 G.O.	500,000	5.00	12/1/37	528,885
STC Metropolitan District No. 2 G.O.	500,000	5.00	12/1/49	521,595
Tallman Gulch Metropolitan District G.O.	500,000	5.25	12/1/47	521,910
Thompson Crossing Metropolitan District No. 4 G.O.	500,000	5.00	12/1/49	524,765
Vauxmont Metropolitan District G.O. (AGM Insured)	500,000	3.25	12/15/50	537,865
Wild Plum Metropolitan District G.O.	595,000	5.00	12/1/49	635,067

				15,828,937

Connecticut - 0.9%
CT Health & Educational Facs. Auth. Rev. [4]	250,000	3.25	1/1/27	253,225
CT Health & Educational Facs. Auth. Rev. [4]	250,000	5.00	1/1/55	267,880
CT Hsg. Finance Auth. Rev.	300,000	3.88	11/15/35	333,498
CT Hsg. Finance Auth. Rev. [9]	505,000	4.25	6/15/43	577,902

2

SCHEDULE OF INVESTMENTS (Unaudited) December 31, 2020 Sit Tax-Free Income Fund (Continued)

Name of Issuer	Principal Amount ($)	Coupon Rate (%)	Maturity Date	Fair Value ($)

CT Hsg. Finance Auth. Rev.	1,000,000	3.85	5/15/45	1,041,180
CT Hsg. Finance Auth. Rev. [9]	455,000	4.30	6/15/48	517,717

				2,991,402

District of Columbia - 0.4%
District of Columbia Hsg. Finance Agency Rev. (Multi-Family Dev. Program)	600,000	4.05	9/1/43	693,534
District of Columbia Rev. (Ingleside Rock Creek Proj.)	500,000	5.00	7/1/37	513,650

				1,207,184

Florida - 11.7%
Alachua Co. Health Facs. Auth. Rev. (Oak Hammock University)	385,000	8.00	10/1/32	425,082
Atlantic Beach, Rev. (Fleet Landing Proj.)	750,000	3.00	11/15/23	750,232
Ave Maria Stewardship Community District Special Assessment. (AGM Insured)	295,000	3.00	5/1/38	324,267
Blackburn Creek Community Dev. District Special Assessment (Grand Palm Proj.)	200,000	6.25	5/1/35	225,978
Capital Trust Agency Rev. (Elim Senior Housing, Inc.) [4]	250,000	5.00	8/1/27	229,560
Capital Trust Agency Rev. (Elim Senior Housing, Inc.) [4]	250,000	5.38	8/1/32	219,028
Capital Trust Agency Rev. (River City Educational Services, Inc. Proj.)	500,000	5.38	2/1/35	522,330
Capital Trust Agency Rev. (River City Educational Services, Inc. Proj.)	300,000	5.63	2/1/45	312,675
Capital Trust Agency Rev. (Tallahassee Tapestry) 2, [4], [5]	550,000	6.75	12/1/35	220,000
Capital Trust Agency Rev. (Tapestry Walden Senior Hsg. Proj.) 2, [4], [5]	250,000	6.75	7/1/37	100,000
Capital Trust Agency Rev. (Tuscan Gardens Senior Living Center)	250,000	7.00	4/1/35	157,315
Capital Trust Agency Rev. (University Bridge LLC Student Housing Proj.) [4]	500,000	5.25	12/1/43	536,725
Celebration Pointe Community Dev. District Special Assessment Rev. [4]	240,000	5.00	5/1/32	263,530
Collier Co. Industrial Dev. Auth. Rev. (Arlington of Naples Proj.) 4, [5]	250,000	7.25	5/15/26	193,438
Collier Co. Industrial Dev. Auth. Rev. (Arlington of Naples Proj.) 4, [5]	750,000	8.13	5/15/44	580,312
Collier Co. Industrial Dev. Auth. Rev. (NCH Healthcare System Proj.)	415,000	6.25	10/1/39	420,420
Durbin Crossing Community Dev. District Special Assessment (AGM Insured)	520,000	5.00	5/1/32	645,767
Escambia Co. Housing Finance Auth. Rev. (Multi-County Program)	825,000	3.75	10/1/49	900,735
Fishhawk Ranch Community Dev. District Special Assessment (AGM Insured)	500,000	3.00	11/1/41	513,660
FL Dev. Finance Corp. Rev. (Discovery High School Proj.) [4]	500,000	5.00	6/1/40	533,535
FL Dev. Finance Corp. Rev. (Green Bond-Brightline Proj.) [4]	650,000	7.38	1/1/49	635,518
FL Higher Educational Facs Financial Auth. Rev. (Rollins College Proj.)	1,000,000	4.00	12/1/50	1,124,980
FL Hsg. Finance Corp. (GNMA/FNMA/FHLMC Collateralized)	805,000	4.20	1/1/45	889,533
FL Hsg. Finance Corp. (GNMA/FNMA/FHLMC Collateralized)	470,000	3.30	7/1/49	504,987
FL Hsg. Finance Corp. (GNMA/FNMA/FHLMC Collateralized)	1,000,000	2.75	7/1/50	1,041,190
FL State Department of Education	1,000,000	4.38	7/1/30	1,013,060
FRERC Community Dev. District Special Assessment	1,000,000	5.38	11/1/40	1,044,550
Gramercy Farms Community Dev. District Special Assessment [6]	365,000	3.20	5/1/39	200,750
Harbor Bay Community Dev. District Special Assessment	295,000	4.10	5/1/48	315,544
Heritage Harbour North Community Dev. District Special Assessment	200,000	5.00	5/1/34	230,272
Hollywood Beach Community Dev. District Special Assessment (Public Parking Facilities Proj.)	500,000	4.00	10/1/45	574,450
Lake Co. Educational Project. Rev. (Imagine South Lake Charter School Proj.) [4]	550,000	5.00	1/15/39	599,357
Lake Co. Retirement Project. Rev. (Lakeside at Waterman Village Proj.)	500,000	5.75	8/15/50	537,795
Lakewood Ranch Stewardship District Cap. Improvement Special Assesment Rev. (Azario Proj.)	520,000	3.75	5/1/40	539,802
Lakewood Ranch Stewardship District Cap. Improvement Special Assesment Rev. (Azario Proj.)	580,000	4.00	5/1/40	616,598
Lakewood Ranch Stewardship District Cap. Improvement Special Assesment Rev. (Lorraine Lakes Proj.) [4]	500,000	3.63	5/1/40	514,145
Lakewood Ranch Stewardship District Cap. Improvement Special Assesment Rev. (Northeast Sector Proj.) [4]	485,000	3.75	5/1/40	502,770
Lakewood Ranch Stewardship District Cap. Improvement Special Assessment Rev.	155,000	4.25	5/1/25	161,446
Lakewood Ranch Stewardship District Cap. Improvement Special Assessment Rev. (Country Club East Proj.)	135,000	6.70	5/1/33	144,640
Lakewood Ranch Stewardship District Cap. Improvement Special Assessment Rev. (Lakewood Center)	200,000	7.40	5/1/30	204,622
Lakewood Ranch Stewardship District Cap. Improvement Special Assessment Rev. (Lakewood National)	300,000	5.25	5/1/37	333,483
Lakewood Ranch Stewardship District Cap. Improvement Special Assessment Rev. (Lakewood Ranch)	400,000	5.00	5/1/36	436,444
Lakewood Ranch Stewardship District Cap. Improvement Special Assessment Rev. (NE Sector Proj.)	300,000	5.00	5/1/38	327,900

DECEMBER 31, 2020	3

SCHEDULE OF INVESTMENTS (Unaudited) December 31, 2020 Sit Tax-Free Income Fund (Continued)

Name of Issuer	Principal Amount ($)	Coupon Rate (%)	Maturity Date	Fair Value ($)

Lakewood Ranch Stewardship District Cap. Improvement Special Assessment Rev. (NE Sector Proj.)	550,000	5.30	5/1/39	617,568
Lakewood Ranch Stewardship District Cap. Improvement Special Assessment Rev. (Webb Proj.) [4]	320,000	5.00	5/1/37	349,274
Lakewood Ranch Stewardship District Special Assessment (Lake Club Phase 4 Proj.)	470,000	4.50	5/1/49	505,762
Lexington Oaks Community Dev. District Special Assessment Rev.	235,000	5.65	5/1/33	239,531
Live Oak No. 2 Community Dev. District Special Assessment	400,000	4.00	5/1/35	432,184
Long Lake Ranch Community Dev. District Special Assessment	35,000	5.63	5/1/24	36,311
LT Ranch Community Dev. District Special Assessment	500,000	4.00	5/1/40	527,460
Magnolia Creek Community Dev. District Rev. 2, [5,15]	250,000	5.60	N/A	45,000
Marshall Creek Community Dev. District Cap. Improvement Special Assessment Rev.	250,000	5.00	5/1/32	264,528
Miami-Dade Co. Transit Sales Tax Rev.	500,000	5.00	7/1/34	585,685
New River Community Dev. District Cap. Improvement Special Assessment Rev. 2, [5,15]	230,000	5.00	N/A	2
North River Ranch Community Dev. District Cap. Improvement Special Assesment Rev.	550,000	4.20	5/1/35	557,178
Northern Palm Beach Co. Improvement District Special Assessment	500,000	5.00	8/1/29	544,830
Northern Palm Beach Co. Improvement District Special Assessment	250,000	5.00	8/1/37	283,050
Orange Co. Health Facs. Auth. Rev. (Presbyterian Retirement Community Proj.)	550,000	5.00	8/1/34	606,656
Orange Co. Health Facs. Auth. Rev. (Presbyterian Retirement Community Proj.)	500,000	5.00	8/1/35	564,240
Orange Co. Health Facs. Auth. Rev. (Presbyterian Retirement Community Proj.)	250,000	5.00	8/1/41	273,968
Orange Co. Hsg. Finance Auth. Rev. (GNMA/FNMA/FHLMC Collateralized)	330,000	3.95	3/1/40	351,226
Orange Co. Hsg. Finance Auth. Rev. (GNMA/FNMA/FHLMC Collateralized)	345,000	4.00	9/1/48	379,524
Orlando Tourist Dev. Rev. (Senior Lien Tourist Dev.) (AGM Insured)	250,000	5.00	11/1/38	303,580
Palm Beach Co. Health Facs. Auth. Rev. (ACTS Retirement-Life Community, Inc.)	500,000	5.00	11/15/32	587,485
Palm Beach Co. Health Facs. Auth. Rev. (Lifespace Communities, Inc.)	500,000	4.00	5/15/53	508,200
Palm Beach Co. Health Facs. Auth. Rev. (Sinai Residences Boca Raton Proj.)	600,000	7.25	6/1/34	653,592
Palm Beach Co. Health Facs. Auth. Rev. (Sinai Residences Boca Raton Proj.)	690,000	7.50	6/1/49	751,472
Palm Beach Co. Health Facs. Auth. Rev. (Toby & Leon Cooperman Sinai Residences of Boca Raton)	500,000	5.00	6/1/55	529,130
Parker Road Community Dev. Dist. Special Assessment	500,000	4.10	5/1/50	518,815
Parkview at Long Lake Ranch Community Dev. Dist. Special Assessment	270,000	4.00	5/1/51	280,214
Pinellas Co. Industrial Dev. Auth. Rev.	500,000	5.00	7/1/39	590,045
Pompano Beach, Rev. (John Knox Village Proj.)	1,250,000	4.00	9/1/50	1,297,725
River Landing Community Dev. Dist. Special Assessment	500,000	4.25	11/1/35	516,685
Seven Oaks Community Dev. District Special Assessment Rev	250,000	5.50	5/1/33	255,235
Southern Groves Community Dev. District No. 5 Special Assessment	500,000	4.00	5/1/30	531,275
St. Johns Co. Industrial Dev. Auth. Rev. (Presbyterian Retirement Communities Obligated Group Proj.)	1,000,000	4.00	8/1/55	1,078,450
Tolomato Community Dev. District Special Assessment	500,000	4.25	5/1/37	549,540
Tolomato Community Dev. District Special Assessment 2, [5]	120,000	6.61	5/1/40	1
Tolomato Community Dev. District Special Assessment [6]	185,000	7.00	5/1/40	171,859
Tolomato Community Dev. District Special Assessment [6]	110,000	7.00	5/1/40	79,325
Tolomato Community Dev. District Special Assessment [6]	45,000	7.00	5/1/40	37,058
Tolomato Community Dev. District Special Assessment (AGM Insured)	500,000	3.75	5/1/40	568,150
Trout Creek Community Dev. District Special Assessment	300,000	5.38	5/1/38	336,813
Trout Creek Community Dev. District Special Assessment	250,000	4.00	5/1/40	260,468
University Park Recreation District Special Assessment (BAM Insured)	750,000	3.50	5/1/50	838,170
Waters Edge Community Dev. District Cap. Improvement Rev.	9,000	5.35	5/1/39	9,006
Waters Edge Community Dev. District Cap. Improvement Rev. [6]	120,000	6.60	5/1/39	121,542
Wiregrass Community Dev. District Special Assessment	245,000	5.38	5/1/35	265,117
Zephyr Ridge Community Dev. District Special Assessment 2, [5,15]	450,000	5.25	N/A	198,000

				39,569,354

4

SCHEDULE OF INVESTMENTS (Unaudited) December 31, 2020 Sit Tax-Free Income Fund (Continued)

Name of Issuer	Principal Amount ($)	Coupon Rate (%)	Maturity Date	Fair Value ($)

Georgia - 2.9%
Clarke Co. Hospital Auth. Rev. (Piedmont Healthcare)	350,000	5.00	7/1/46	413,256
Cobb Co. Dev. Auth. Rev. (Presbyterian Village Proj.) [4]	650,000	5.00	12/1/39	664,502
Fulton Co. Dev. Auth. Rev. (Woodruff Arts Center)	500,000	5.00	3/15/44	571,500
GA Housing & Finance Authority Rev.	1,280,000	3.80	12/1/37	1,323,085
GA Housing & Finance Authority Rev.	1,000,000	4.00	12/1/37	1,017,930
GA Housing & Finance Authority Rev.	465,000	3.85	12/1/38	509,826
GA Housing & Finance Authority Rev.	185,000	4.00	12/1/39	196,192
GA Housing & Finance Authority Rev.	650,000	3.80	12/1/40	695,149
GA Housing & Finance Authority Rev.	605,000	3.85	12/1/41	624,257
GA Housing & Finance Authority Rev.	960,000	3.50	12/1/46	1,013,174
GA Housing & Finance Authority Rev.	490,000	4.00	12/1/48	527,686
GA Housing & Finance Authority Rev.	600,000	4.20	12/1/48	670,170
GA Tax Allocation (Beltline Proj.)	500,000	5.00	1/1/30	501,635
Gainesville Hospital Auth. Rev. (Northeast Georgia Health System, Inc. Proj.)	500,000	5.00	2/15/37	605,660
Glynn-Brunswick Memorial Hospital Auth. Rev. (Southeast Georgia Health System Proj.)	350,000	5.00	8/1/47	405,230

				9,739,252

Idaho - 0.4%
ID Health Facs. Authority Rev. (Terraces Boise Proj.)	290,000	7.00	10/1/24	246,625
ID Health Facs. Authority Rev. (Terraces Boise Proj.)	250,000	7.38	10/1/29	212,218
ID Health Facs. Authority Rev. (Terraces Boise Proj.)	500,000	8.00	10/1/44	425,020
ID Hsg. & Fin. Assoc. Nonprofit Facs. Rev. (Idaho Arts Charter School Proj.)	335,000	5.75	12/1/32	358,973

				1,242,836

Illinois - 6.1%
Bellwood Village G.O.	500,000	5.88	12/1/27	548,440
Bolingbrook Special Tax (AGM Insured)	998,000	4.00	3/1/30	1,165,025
Burbank Educational Facs. Rev. (Intercultural Montessori Language School) [4]	500,000	6.00	9/1/35	539,420
Bureau Co. Township High School Dist. No. 502 G.O. (BAM Insured)	500,000	6.25	12/1/33	586,315
Chicago Board of Education G.O. (AGM Insured)	280,000	4.50	12/1/36	280,325
Chicago Heights G.O. (NATL-RE Insured)	500,000	4.50	12/1/29	557,255
Chicago Midway Airport Rev. (Second Lien)	500,000	5.25	1/1/35	541,665
Chicago Park Dist. G.O. (BAM Insured)	500,000	4.00	1/1/42	560,495
Chicago Park Dist. G.O. (Limited Tax)	1,000,000	5.00	1/1/28	1,093,310
IL Educational Facs. Auth. Rev.	250,000	4.50	11/1/36	280,235
IL Educational Facs. Auth. Rev. (Field Museum of Natural History)	500,000	3.90	11/1/36	548,780
IL Fin. Auth. Rev. (Admiral Lake Proj.)	670,000	5.13	5/15/38	637,049
IL Fin. Auth. Rev. (Christian Homes, Inc.)	500,000	5.00	5/15/36	538,375
IL Fin. Auth. Rev. (Edward Elmhurst Healthcare)	1,000,000	5.00	1/1/44	1,188,450
IL Fin. Auth. Rev. (Lifespace Communities)	500,000	5.00	5/15/35	535,715
IL Fin. Auth. Rev. (Lifespace Communities)	1,000,000	5.00	5/15/45	1,054,340
IL Fin. Auth. Rev. (Rogers Park Montessori School Proj.)	100,000	5.00	2/1/24	102,898
IL Fin. Auth. Rev. (Westminster Village)	500,000	5.25	5/1/38	522,190
IL Fin. Auth. Sports Facs. Rev. (North Shore Ice Arena Proj.)	1,000,000	6.25	12/1/38	633,410
IL G.O.	250,000	5.50	7/1/33	267,132
IL G.O. (AGM Insured)	500,000	4.00	2/1/30	554,190
IL Housing Dev. Auth. Rev.	500,000	5.38	12/1/28	505,410
IL Housing Dev. Auth. Rev. (GNMA/FNMA/FHLMC Collateralized)	290,000	3.88	4/1/41	318,983
IL Housing Dev. Auth. Rev. (GNMA/FNMA/FHLMC Collateralized)	300,000	4.00	10/1/48	328,056
IL Rev.	500,000	5.00	6/15/33	581,665
IL Sports Facilities Auth. Rev. (State Tax Supported) (AGM Insured)	1,000,000	5.25	6/15/31	1,120,600
La Salle & Bureau Counties Township High School Dist. No. 120 LaSalle-Peru G.O. (BAM Insured)	250,000	5.00	12/1/31	308,980

DECEMBER 31, 2020	5

SCHEDULE OF INVESTMENTS (Unaudited) December 31, 2020 Sit Tax-Free Income Fund (Continued)

Name of Issuer	Principal Amount ($)	Coupon Rate (%)	Maturity Date	Fair Value ($)

Macon & Moultrie Counties Community Unit School District No. 3 Mt Zion G.O.	335,000	5.50	12/1/41	385,990
Macon Co. School District No. 61 Decatur G.O. (AGM Insured)	250,000	5.25	N/A	250,000
Macoupin Sangamon & Montgomery Counties Community Unit School District G.O. (AGM Insured)	990,000	4.25	12/1/35	1,069,546
Malta Tax Allocation Rev. 2, [5]	1,921,000	5.75	12/30/25	614,720
Metropolitan Pier & Exposition Auth. Rev. (McCormick Place Expansion Proj.)	250,000	5.00	6/15/57	280,610
Richton Park Public Library District G.O.	250,000	4.50	12/15/32	263,230
Southwestern IL Dev. Auth. Tax Allocation Ref. (Local Govt. Program) [2]	370,000	7.00	10/1/22	214,600
University of Illinois (AGM Insured)	1,000,000	4.13	4/1/48	1,138,000
Upper Illinois River Valley Dev. Auth. Rev. (Cambridge Lakes Learning Center) [4]	140,000	4.00	12/1/22	141,714
Upper Illinois River Valley Dev. Auth. Rev. (Cambridge Lakes Learning Center) [4]	250,000	5.25	12/1/37	264,510
Upper Illinois River Valley Dev. Auth. Rev. (Prairie Crossing Charter) [4]	250,000	5.00	1/1/45	260,760

				20,782,388

Indiana - 0.9%
IN Finance Auth. Rev. (BHI Senior Living)	775,000	5.88	11/15/41	835,620
IN Finance Auth. Rev. (BHI Senior Living)	425,000	6.00	11/15/41	460,420
IN Finance Auth. Rev. (BHI Senior Living)	170,000	5.25	11/15/46	185,258
IN Finance Auth. Rev. (Greencroft Obligated Group)	350,000	6.50	11/15/33	375,078
IN Housing & Community Dev. Auth. Rev. (Hammond Assisted Living Proj.)	500,000	5.75	1/1/36	514,315
Merrillville Industry Economic Dev. Rev. (Belvedere Housing Proj.)	300,000	5.75	4/1/36	311,352
Richmond Hospital Auth. Rev. (Reid Hospital & Health Care)	350,000	5.00	1/1/35	392,693

				3,074,736

Iowa - 0.7%
IA Fin. Auth. Rev. (Lifespace Communities, Inc.)	650,000	5.00	5/15/36	703,202
IA Fin. Auth. Rev. (Lifespace Communities, Inc.)	565,000	5.00	5/15/47	601,245
IA Fin. Auth. Rev. (Lifespace Communities, Inc.)	530,000	4.00	5/15/55	537,892
IA Higher Education Loan Auth. Rev. (Simpson College Proj.)	500,000	5.00	11/1/30	539,415

				2,381,754

Kansas - 0.1%
Wichita Health Care Facs. Rev. (Kansas Masonic Home)	300,000	5.25	12/1/36	305,160

Louisiana - 1.5%
Denham Springs/Livingston Hsg. & Mtg. Finance Auth. Rev. (GNMA/FHLMC Collateralized)	9,260	5.00	11/1/40	9,435
LA Hsg. Fin. Agy. Single Family Mtg. Rev. (Home Ownership Prog.)(GNMA/FHLMC Collateralized)	485,000	2.50	12/1/45	491,208
LA Local Government Environmental Facilities & Community Development Auth.	500,000	5.25	11/15/25	529,035
LA Local Government Environmental Facilities & Community Development Auth.	500,000	6.00	11/15/30	546,290
LA Local Government Environmental Facilities & Community Development Auth. Rev. [4]	300,000	5.65	11/1/37	339,621
LA Local Government Environmental Facilities & Community Development Auth. Rev. [4]	500,000	5.00	7/1/39	502,400
LA Local Government Environmental Facilities & Community Development Auth. Rev. [4]	300,000	5.50	11/1/39	327,897
LA Local Government Environmental Facilities & Community Development Auth. Rev. [4]	500,000	4.00	11/1/44	513,460
LA Local Government Environmental Facilities & Community Development Auth. Rev. [4]	495,000	4.40	11/1/44	520,389
LA Public Facs. Auth. Rev. (Franciscan Missionaries Health System Proj.)	300,000	5.00	7/1/35	343,752
LA Public Facs. Auth. Rev. (Tulane Univ. Proj.) (NATL-RE Insured) [1]	570,000	0.85	2/15/36	559,301
St. Tammany Parish Fin. Auth. Rev. (Christwood Proj.)	300,000	5.25	11/15/37	317,127

				4,999,915

6

SCHEDULE OF INVESTMENTS (Unaudited) December 31, 2020 Sit Tax-Free Income Fund (Continued)

Name of Issuer	Principal Amount ($)	Coupon Rate (%)	Maturity Date	Fair Value ($)
Maine - 0.5%
ME Hsg. Auth. Rev.	600,000	4.00	11/15/35	644,934
ME Hsg. Auth. Rev.	500,000	4.00	11/15/37	547,415
ME Hsg. Auth. Rev.	500,000	3.85	11/15/40	532,885

				1,725,234

Maryland - 0.3%
MD Community Dev. Administration Rev.	240,000	4.10	9/1/38	270,180
MD Community Dev. Administration Rev.	350,000	4.20	7/1/46	384,251
Montgomery Co. Housing Opportunities Commission Rev.	405,000	4.00	7/1/38	410,561

				1,064,992

Massachusetts - 3.4%
Dedham Municipal Purpose Loan. G.O. (NATL Insured)	480,000	4.00	10/15/24	481,339
Ipswich Muncipal Purpose Loan G.O. (AGM Insured)	500,000	4.00	6/1/25	501,360
MA Dev. Finance Agy. Rev.	890,000	5.00	7/1/44	1,051,001
MA Dev. Finance Agy. Rev. (Atrius Health Issue)	1,375,000	4.00	6/1/49	1,511,386
MA Dev. Finance Agy. Rev. (Newbridge on the Charles, Inc.) [4]	300,000	5.00	10/1/47	321,741
MA Dev. Finance Agy. Rev. (Orchard Cove, Inc.)	400,000	5.00	10/1/49	434,444
MA Education Finance Auth. Education Rev.	50,000	5.15	1/1/26	50,217
MA Education Finance Auth. Education Rev.	1,000,000	3.63	7/1/34	1,058,450
MA Education Finance Auth. Education Rev.	1,000,000	2.63	7/1/36	1,036,500
MA Education Finance Auth. Education Rev.	875,000	3.75	7/1/48	900,576
MA Housing Finance Agy. Rev.	250,000	4.75	6/1/35	253,388
MA Housing Finance Agy. Rev.	500,000	4.00	12/1/38	563,280
MA Housing Finance Agy. Rev.	500,000	3.75	12/1/40	538,050
MA Housing Finance Agy. Rev.	900,000	3.85	12/1/47	978,597
MA Housing Finance Agy. Rev.	500,000	2.80	6/1/63	511,035
MA Housing Finance Agy. Rev. (FHA Insured)	500,000	5.30	12/1/38	501,160
Northbridge Muncipal Purpose Loan G.O. (AGM Insured)	500,000	4.00	6/15/25	501,290
Rowley Land Acquisition Loan G.O. (AGM Insured)	360,000	4.00	5/1/27	360,918

				11,554,732

Michigan - 3.4%
Chandler Park Academy Rev.	85,000	5.00	11/1/22	85,167
City of Allen Park G.O. (BAM Insured)	300,000	3.25	5/1/34	322,485
City of Kalamazoo Economic Dev. Corp. Rev. (Revel Creek Proj.)	500,000	5.00	5/15/43	545,105
MI Finance Auth. Rev. (Presbyterian Village)	250,000	5.25	11/15/35	264,802
MI Hsg. Dev. Auth. (G.O. of Authority Insured)	250,000	4.63	10/1/41	260,218
MI Hsg. Dev. Auth. Rev.	500,000	4.10	10/1/35	545,185
MI Hsg. Dev. Auth. Rev.	430,000	3.70	12/1/36	466,012
MI Hsg. Dev. Auth. Rev.	385,000	4.13	12/1/38	404,912
MI Hsg. Dev. Auth. Rev.	300,000	3.75	10/1/42	325,470
MI Hsg. Dev. Auth. Rev.	750,000	4.00	10/1/43	831,600
MI Hsg. Dev. Auth. Rev.	1,000,000	4.00	6/1/49	1,097,680
MI Hsg. Dev. Auth. Rev.	1,000,000	3.15	6/1/50	1,051,240
MI Hsg. Dev. Auth. Rev.	2,000,000	2.75	6/1/51	2,043,540
MI Hsg. Dev. Auth. Rev.	1,750,000	3.50	10/1/54	1,870,855
MI Public Educational Facs. Auth. Rev. (Chandler Park Academy)	260,000	6.35	11/1/28	260,588
MI Strategic Fund. Rev. (United Methodist Retirement Facs.)	415,000	5.00	11/15/49	454,840
Muskegon Heights Water Supply Rev. (NATL Insured)	165,000	4.15	11/1/23	166,911
Muskegon Heights Water Supply Rev. (NATL Insured)	135,000	4.20	11/1/24	136,601

DECEMBER 31, 2020	7

SCHEDULE OF INVESTMENTS (Unaudited) December 31, 2020 Sit Tax-Free Income Fund (Continued)

Name of Issuer	Principal Amount ($)	Coupon Rate (%)	Maturity Date	Fair Value ($)
Taylor Brownfield Redevelopment Authority (NATL Insured)	250,000	5.00	5/1/32	283,882
Universal Academy Michigan Public School Rev.	105,000	6.50	12/1/23	109,554

				11,526,647

Minnesota - 0.1%
Apple Valley Rev. (Senior Living, LLC Proj.)	500,000	5.00	1/1/47	339,735
MN Hsg. Fin. Agy. Mtg. Rev. (Mtg. Backed Securities Program) (GNMA/FNMA Collateralized)	80,000	4.40	7/1/32	81,114

				420,849

Mississippi - 0.7%
MS Development Bank Rev. (Green Bond-Hancock County) [4]	1,000,000	4.55	11/1/39	1,060,720
MS Gaming Tax Rev.	740,000	4.00	10/15/38	832,922
MS Home Corp. Single Family Mtg. Rev. (GNMA/FNMA/FHLMC Collateralized)	315,000	4.00	12/1/43	339,901

				2,233,543

Missouri - 1.2%
Kansas City Industrial Dev. Auth. Rev. (United Methodist Retirement Home, Inc.) 2, [4,5]	500,000	5.75	11/15/36	175,250
Lees Summit Industrial Dev. Auth. Rev. (John Knox Village Proj.)	370,000	5.00	8/15/32	406,737
MO Health & Education Facs. Auth. Rev. (Lutheran Senior Services)	775,000	4.00	2/1/42	819,919
MO Health & Education Facs. Auth. Rev. (Lutheran Senior Services)	1,000,000	4.00	2/1/48	1,049,230
MO Hsg. Dev. Commission Rev. (GNMA/FNMA/FHLMC Collateralized)	620,000	3.80	11/1/48	677,034
MO Hsg. Dev. Commission Rev. (GNMA/FNMA/FHLMC Collateralized)	470,000	3.35	11/1/49	501,584
MO Hsg. Dev. Commission Rev. (GNMA/FNMA/FHLMC Collateralized)	500,000	2.50	5/1/50	510,890

				4,140,644

Montana - 0.5%
MT Board of Housing Single Family Rev.	185,000	4.00	12/1/38	200,718
MT Board of Housing Single Family Rev.	500,000	2.40	12/1/45	512,890
MT Board of Housing Single Family Rev. (BRD Insured)	500,000	4.00	6/1/45	561,035
MT Board of Housing Single Family Rev. (FHA Insured)	250,000	3.75	12/1/38	258,468
MT Facs. Finance Auth. Rev. (Great Falls Pre-Release Services Proj.)	46,843	5.08	N/A	47,351

				1,580,462

Nebraska - 0.4%
Douglas Co. Hospital Auth. No. 2 Rev. (Children Hospital Obligation)	500,000	4.00	11/15/50	576,880
Douglas Co. Hospital Auth. No. 3 Rev. (Methodist Hospital)	400,000	5.00	11/1/30	468,664
Mead Village Tax Allocation Rev. (E3 Biofuels - Mead LLC Proj.) 2, [5,15]	410,000	5.13	N/A	17,015
Nebraska Investment Fin. Auth. Rev. (GNMA/FNMA/FHLMC Collateralized)	345,000	3.05	9/1/42	367,708

				1,430,267

Nevada - 1.0%
City of Las Vegas Special Improvement District No. 815	500,000	5.00	12/1/49	549,460
City of North Las Vegas (Special Northern Beltway Commercial Area) [4]	335,000	4.00	12/1/27	357,244
City of North Las Vegas (Special Northern Beltway Commercial Area) [4]	340,000	5.00	12/1/37	375,292
NV Hsg. Division Rev. (GNMA/FNMA/FHLMC Collateralized)	280,000	3.85	10/1/39	294,507
NV Hsg. Division Rev. (GNMA/FNMA/FHLMC Collateralized)	825,000	3.35	10/1/49	883,014
NV Hsg. Division Rev. (GNMA/FNMA/FHLMC Collateralized)	830,000	3.40	10/1/49	891,287

				3,350,804

8

SCHEDULE OF INVESTMENTS (Unaudited) December 31, 2020 Sit Tax-Free Income Fund (Continued)

Name of Issuer	Principal Amount ($)	Coupon Rate (%)	Maturity Date	Fair Value ($)
New Hampshire - 0.5%
NH Business Finance Auth. Rev. (The Vista Proj.) [4]	310,000	5.25	7/1/39	321,845
NH Business Finance Auth. Rev. (The Vista Proj.) [4]	500,000	5.63	7/1/46	524,410
NH Hsg. Fin. Agy. Rev. (Cimarron, Whittier Falls & Mars) (FHA Insured)	725,000	4.00	7/1/52	791,903

				1,638,158

New Jersey - 3.2%
NJ Economic Dev. Auth. Rev. (North Star Academy Charter School Newark)	250,000	5.00	7/15/47	280,858
NJ Economic Dev. Auth. Rev. (State Government Buildings Proj.) [9]	500,000	5.00	6/15/42	586,800
NJ Economic Dev. Auth. Rev. (State Housing Proj.) [9]	250,000	5.00	6/15/37	301,562
NJ Economic Dev. Auth. Rev. (State Housing Proj.) [9]	500,000	5.00	6/15/43	593,720
NJ Higher Education Student Assistance Auth. Rev.	1,250,000	3.50	12/1/39	1,304,800
NJ Higher Education Student Assistance Auth. Rev.	1,000,000	4.25	12/1/50	1,040,640
NJ Hsg. & Mtg. Finance Agy. Rev.	750,000	3.95	11/1/43	832,560
NJ Hsg. & Mtg. Finance Agy. Rev.	500,000	2.63	11/1/56	500,395
NJ Hsg. & Mtg. Finance Agy. Rev. (Mciver Homes Hsg. Proj.) (FHLMC Collateralized)	550,000	3.60	1/1/30	576,686
NJ Hsg. & Mtg. Finance Agy. Single Family Mtg. Rev.	925,000	3.75	10/1/35	1,038,988
NJ Hsg. & Mtg. Finance Agy. Single Family Mtg. Rev.	535,000	4.50	10/1/48	603,234
NJ Hsg. & Mtg. Finance Agy. Single Family Mtg. Rev.	475,000	4.00	4/1/49	523,849
NJ Hsg. & Mtg. Finance Agy. Single Family Mtg. Rev.	1,000,000	2.45	10/1/50	1,008,190
NJ Transportation Trust Fund Auth. Rev.	250,000	5.25	12/15/22	272,438
NJ Transportation Trust Fund Auth. Rev. [9]	500,000	4.00	12/15/39	562,465
NJ Transportation Trust Fund Auth. Rev. [9]	500,000	5.25	6/15/43	602,710
Tobacco Settlement Financing Corp. Rev.	300,000	5.00	6/1/46	350,190

				10,980,085

New Mexico - 1.4%
NM Mtg. Fin. Auth. Single Family Mtg. Rev. (GNMA/FNMA/FHLMC Collateralized)	300,000	3.90	9/1/42	305,901
NM Mtg. Fin. Auth. Single Family Mtg. Rev. (GNMA/FNMA/FHLMC Collateralized)	265,000	4.13	9/1/42	270,888
NM Mtg. Fin. Auth. Single Family Mtg. Rev. (GNMA/FNMA/FHLMC Collateralized)	725,000	3.85	7/1/43	797,297
NM Mtg. Fin. Auth. Single Family Mtg. Rev. (GNMA/FNMA/FHLMC Collateralized)	450,000	3.85	7/1/43	496,305
NM Mtg. Fin. Auth. Single Family Mtg. Rev. (GNMA/FNMA/FHLMC Collateralized)	360,000	3.80	9/1/46	380,617
NM Mtg. Fin. Auth. Single Family Mtg. Rev. (GNMA/FNMA/FHLMC Collateralized)	830,000	4.00	7/1/48	913,457
NM Mtg. Fin. Auth. Single Family Mtg. Rev. (GNMA/FNMA/FHLMC Collateralized)	995,000	3.35	7/1/49	1,067,406
NM Mtg. Fin. Auth. Single Family Mtg. Rev. (GNMA/FNMA/FHLMC Collateralized)	470,000	4.00	7/1/49	518,692

				4,750,563

New York - 4.8%
Brookhaven Local Dev. Corp. Rev. (Jefferson’s Ferry Proj.)	675,000	4.00	11/1/45	709,526
Buffalo & Erie Co. Industrial Land Dev. Corp. Rev. (D’Youville College Proj.)	500,000	4.00	11/1/40	537,135
Hempstead Town Local Development Corp. Rev. (Hofstra University Proj.)	350,000	4.00	7/1/33	370,328
New York City Housing Development Corp. Multifamily Mtg. Rev.	250,000	4.60	11/1/36	252,175
New York City Housing Development Corp. Multifamily Mtg. Rev.	300,000	4.05	11/1/41	327,099
New York City Housing Development Corp. Multifamily Mtg. Rev.	300,000	3.85	11/1/42	325,260
New York City Housing Development Corp. Multifamily Mtg. Rev.	500,000	2.63	8/1/45	511,540
New York City Housing Development Corp. Multifamily Mtg. Rev.	650,000	3.65	11/1/47	684,931
New York City Housing Development Corp. Multifamily Mtg. Rev.	500,000	3.95	11/1/49	541,420
New York City Housing Development Corp. Multifamily Mtg. Rev.	1,000,000	3.00	11/1/55	1,030,340
New York City Housing Development Corp. Multifamily Mtg. Rev.	1,000,000	2.80	11/1/60	1,009,040
New York City Housing Development Corp. Rev.	500,000	3.80	11/1/37	511,295
New York City Municipal Water Finance Authority	750,000	5.00	6/15/38	829,222
New York Transportation Dev. Corp. Rev. (John F. Kennedy International Airport Proj.)	300,000	4.00	12/1/40	346,983
New York Transportation Dev. Corp. Rev. (Laguardia Airport Proj.)	750,000	4.00	10/1/30	857,790

DECEMBER 31, 2020	9

SCHEDULE OF INVESTMENTS (Unaudited) December 31, 2020 Sit Tax-Free Income Fund (Continued)

Name of Issuer	Principal Amount ($)	Coupon Rate (%)	Maturity Date	Fair Value ($)

NY Monroe Co. Industrial Development Corp. Rev. (St. Ann’s Community Proj.)	750,000	4.00	1/1/30	795,802
NY Monroe Co. Industrial Development Corp. Rev. (St. Ann’s Community Proj.)	750,000	5.00	1/1/50	815,302
NY Mortgage Agency Rev.	175,000	3.75	10/1/42	178,577
NY Mortgage Agency Rev.	20,000	4.20	10/1/43	20,507
NY Mortgage Agency Rev.	1,295,000	3.80	10/1/48	1,400,866
NY State Dormitory Auth. Rev. Ref. (N. Shore-Long Island Jewish Obligation)	300,000	5.00	5/1/33	349,233
NY State Housing Finance Agency Rev.	500,000	2.75	11/1/45	517,565
NY State Housing Finance Agency Rev. (Affordable Hsg. Proj.)	590,000	3.75	11/1/37	603,493
NY State Housing Finance Agency Rev. (Affordable Hsg. Proj.)	400,000	4.88	11/1/42	408,752
NY State Housing Finance Agency Rev. (Affordable Hsg. Proj.) (FNMA/FHLMC Collateralized)	500,000	3.65	11/1/34	532,315
NY State Housing Finance Agency Rev. (Affordable Hsg. Proj.) (GNMA/FNMA/FHLMC Collateralized)	500,000	3.95	11/1/37	549,315
NY State Housing Finance Agency Rev. (GNMA/FNMA/FHLMC Collateralized)	250,000	4.10	11/1/41	273,970
NY State Mortgage Agency Rev.	1,000,000	2.55	4/1/50	1,014,890

				16,304,671

North Carolina - 1.5%
Mecklenburg Co. Rev. (Little Rock Apts)	195,000	5.15	1/1/22	198,184
Mecklenburg Co. Rev. (Little Rock Apts)	510,000	5.38	1/1/36	520,572
NC Education Assistance Auth. Senior Bond-Student Loan Rev.	500,000	3.13	6/1/39	510,160
NC Housing Finance Agency Rev.	290,000	3.95	1/1/41	320,180
NC Housing Finance Agency Rev.	800,000	4.00	7/1/47	870,272
NC Housing Finance Agency Rev. (GNMA/FNMA/FHLMC Collateralized)	455,000	4.00	1/1/48	500,859
NC Housing Finance Agency Rev. (GNMA/FNMA/FHLMC Collateralized)	995,000	3.63	7/1/49	1,081,953
NC Medical Care Comm. Rev. (Salemtowne Proj.)	400,000	5.00	10/1/38	435,044
University of North Carolina School of the Arts	500,000	3.25	2/1/46	532,130

				4,969,354

North Dakota - 0.4%
ND Housing Finance Agency Rev.	445,000	3.85	1/1/42	489,473
ND Housing Finance Agency Rev.	1,000,000	2.50	7/1/44	1,019,510

				1,508,983

Ohio - 2.8%
Ashland City School Dist. G.O. (Classroom Facilities & School Improvement)	750,000	4.00	11/1/49	751,590
Butler Co. Port Auth. Rev.	640,000	5.00	12/1/34	641,517
Columbus-Franklin Co. Finance Auth. Rev. (Beulah Park Phase 1 Proj.)	840,000	4.00	5/15/49	931,610
Dayton-Montgomery Co. Port Auth. Rev. (Storypoint Troy Proj.)	400,000	7.00	1/15/40	359,288
Franklin Co. Health Care Facs. Rev. (Ohio Living Communities)	1,000,000	4.00	7/1/45	1,051,630
Lake Co. Port & Economic Dev. Auth. Rev. (Tapestry Wickliffe Proj.) 2, 4, 5	250,000	6.50	12/1/37	87,500
Liberty Community Infrastructure Financing Auth. Special Assessment	500,000	3.13	12/1/46	527,295
Lucas Metro Hsg. Auth.	500,000	5.00	11/1/36	560,555
OH Higher Educational Facs. Commission Rev. (Tiffin University Proj.)	1,045,000	4.00	11/1/49	1,028,740
OH Housing Finance Agency Rev.	885,000	3.35	9/1/49	946,720
OH Housing Finance Agency Rev. (GNMA/FNMA Collateralized)	370,000	4.05	3/1/37	412,180
OH Housing Finance Agency Rev. (GNMA/FNMA/FHLMC Collateralized)	375,000	3.35	9/1/39	400,028
OH Housing Finance Agency Rev. (GNMA/FNMA/FHLMC Collateralized)	730,000	4.00	9/1/48	795,328
OH Housing Finance Agency Rev. (GNMA/FNMA/FHLMC Collateralized)	600,000	4.00	3/1/49	641,508
Port of Greater Cincinnati Dev. Auth. Rev. (St. Xavier High School, Inc. Proj.)	400,000	4.00	4/1/40	445,552

				9,581,041

Oklahoma - 0.5%
Fort Sill Apache Tribe Economic Dev. Auth. [4]	410,000	8.50	8/25/26	431,164
Oklahoma Dev. Finance Auth. Rev. (Oklahoma City University Proj.)	1,000,000	5.00	8/1/49	1,125,420

				1,556,584

10

SCHEDULE OF INVESTMENTS (Unaudited) December 31, 2020 Sit Tax-Free Income Fund (Continued)

Name of Issuer	Principal Amount ($)	Coupon Rate (%)	Maturity Date	Fair Value ($)

Oregon - 1.8%
Clackamas Co. Hospital Facs. Auth. Rev. (Rose Villa Proj.)	500,000	5.38	11/15/55	537,230
Clackamas Co. Hsg. Auth. Rev. (Easton Ridge Apts. Proj.)	350,000	3.50	9/1/33	361,476
Forest Grove Rev. (Campus Improvement-Pacific Unv. Proj.)	250,000	5.25	5/1/34	260,368
Marion Co. School District No.1 Gervais G.O.	500,000	4.00	6/1/33	500,860
OR Hsg. & Community Services Dept. Rev.	240,000	3.80	7/1/34	270,118
OR Hsg. & Community Services Dept. Rev. (Single Family Mtg. Program)	200,000	3.75	7/1/35	222,082
OR Hsg. & Community Services Dept. Rev. (Single Family Mtg. Program)	375,000	4.00	7/1/38	390,533
OR Hsg. & Community Services Dept. Rev. (Single Family Mtg. Program)	500,000	2.35	1/1/44	510,925
OR Hsg. & Community Services Dept. Rev. (Single Family Mtg. Program)	430,000	3.75	7/1/48	464,017
OR State Ref G.O. (Veterans Welfare Service)	1,000,000	3.90	12/1/39	1,056,160
Polk Co. Hospital Fac. Auth. Rev. (Dallas Retirement Village Proj.)	1,000,000	4.00	7/1/24	1,003,570
Polk Co. Hospital Fac. Auth. Rev. (Dallas Retirement Village Proj.)	500,000	5.13	7/1/55	513,450

				6,090,789

Pennsylvania - 2.6%
Allegheny Co. Industrial Dev. Auth. Charter School Rev. (Propel Charter-McKeesport)	115,000	5.90	8/15/26	115,355
Butler Co. General Authority Rev. (School District Proj.) (AGM G.O. of District) [1]	465,000	0.85	10/1/34	439,448
Chester Co. Health & Education Fac. Auth. Rev. (The Devereux Foundation)	475,000	3.00	11/1/30	493,169
Commonwealth Financing Auth. Rev. (Tobacco Master Settlement Payment) (AGM Insured)	350,000	4.00	6/1/39	403,410
Dauphin Co. General Auth. Rev. (Harrisburg University Science Technology) [4]	200,000	4.00	10/15/22	202,424
PA Higher Educational Facs. Auth. Rev. (La Salle University)	280,000	5.00	5/1/42	285,006
PA Hsg. Finance Agy. Rev.	400,000	3.90	10/1/36	432,524
PA Hsg. Finance Agy. Rev.	825,000	3.65	10/1/42	876,851
PA Hsg. Finance Agy. Rev.	155,000	4.00	10/1/46	166,834
PA Hsg. Finance Agy. Rev.	210,000	4.00	10/1/47	227,336
PA Hsg. Finance Agy. Rev.	1,000,000	3.40	10/1/49	1,067,990
PA Turnpike Commission Rev. Capital Appreciation [6]	1,250,000	5.00	12/1/38	1,544,900
Palmerton Area School District G.O. (AGM Insured)	500,000	4.00	8/15/35	502,145
Philadelphia Industrial Dev. Auth. Rev. (Alliance for Progress Charter School Proj.)	635,000	5.00	6/15/49	668,318
Philadelphia Industrial Dev. Auth. Rev. (Charter School Proj.)	350,000	5.63	8/1/36	390,348
Southcentral General Auth. Rev. (York College of Pennsylvania)	500,000	4.00	11/1/37	540,590
Township of North Fayette G.O.	500,000	3.00	4/15/39	502,935

				8,859,583

Rhode Island - 0.3%
RI Hsg. & Mortgage Finance Corp. Rev.	250,000	3.90	10/1/37	258,750
RI Student Loan Auth. Rev.	750,000	3.63	12/1/37	797,812

				1,056,562

South Carolina - 1.3%
Berkeley Co. Nexton Improvement District Special Assessment	350,000	4.25	11/1/40	376,922
SC Education Assistance Auth. Student Loan Rev.	110,000	5.10	10/1/29	110,037
SC Jobs-Economic Dev. Auth. Rev. (Bishop Gadsden Episcopal Retirement Community)	500,000	4.00	4/1/54	512,690
SC Jobs-Economic Dev. Auth. Rev. (Bon Secours Mercy Health, Inc.)	750,000	4.00	12/1/44	869,895
SC Public Service Auth. Rev. (Santee Cooper)	250,000	5.00	12/1/38	283,160
SC Public Service Auth. Rev. (Santee Cooper)	500,000	5.75	12/1/43	579,720
SC State Hsg. Finance & Dev. Auth. Rev.	500,000	3.05	7/1/45	532,065
SC State Hsg. Finance & Dev. Auth. Rev.	910,000	4.00	1/1/47	984,429

				4,248,918

South Dakota - 0.2%
SD Health & Educational Facs. Auth. Rev. (Westhills Village Retirement Community)	500,000	5.00	9/1/40	571,765

DECEMBER 31, 2020	11

SCHEDULE OF INVESTMENTS (Unaudited) December 31, 2020 Sit Tax-Free Income Fund (Continued)

Name of Issuer	Principal Amount ($)	Coupon Rate (%)	Maturity Date	Fair Value ($)

Tennessee - 2.8%
Franklin Health & Education Facs. Board Rev. (Provision Cares Proton Therapy Center) [2,4,5]	500,000	6.50	6/1/27	150,000
Metropolitan Govt. Nashville & Davidson County Health & Edu. Facs. Board Rev.(Blakford at Green Hills)	895,000	4.00	11/1/45	907,244
Nashville Metropolitan Dev. & Hsg. Agency Tax Allocation [4]	300,000	5.13	6/1/36	323,463
Shelby Co. Health, Education & Hsg. Facs. Rev. (CME Memphis Apts. Proj.) [2,5,15]	1,850,000	5.35	N/A	4,625
Shelby Co. Health, Education & Hsg. Facs. Rev. (CME Memphis Apts. Proj.) [2,5]	7,875,000	5.55	1/1/29	19,688
Shelby Co. Health, Education & Hsg. Facs. Rev. (CME Memphis Apts. Proj.) [2,5]	1,630,000	6.00	1/1/29	16
Shelby Co. Health, Education & Hsg. Facs. Rev. (The Farms at Bailey Station Proj.)	650,000	5.50	10/1/39	659,392
TN Hsg. Dev. Agency. Rev.	320,000	3.60	1/1/31	332,835
TN Hsg. Dev. Agency. Rev.	415,000	3.88	7/1/35	448,196
TN Hsg. Dev. Agency. Rev.	225,000	3.95	7/1/35	243,644
TN Hsg. Dev. Agency. Rev.	485,000	4.00	7/1/39	522,675
TN Hsg. Dev. Agency. Rev.	480,000	3.85	7/1/42	528,912
TN Hsg. Dev. Agency. Rev.	455,000	3.90	7/1/42	502,734
TN Hsg. Dev. Agency. Rev.	1,000,000	4.00	7/1/44	1,125,200
TN Hsg. Dev. Agency. Rev.	1,000,000	2.55	1/1/45	1,038,780
TN Hsg. Dev. Agency. Rev.	980,000	3.95	1/1/49	1,059,360
TN Hsg. Dev. Agency. Rev.	1,545,000	4.05	1/1/49	1,714,811

				9,581,575

Texas - 7.3%
Arlington Higher Education Finance Corp., Education Rev. (Leadership Prep School)	200,000	5.00	6/15/36	201,560
Arlington Special Tax (BAM Insured)	350,000	5.00	2/15/41	395,633
Brazoria Co. Municipal Utility District No. 28 G.O. (MAC Insured)	540,000	4.00	9/1/27	550,217
Brazos Higher Education Auth., Inc. Rev. (Subordinate Student Loan)	1,000,000	3.00	4/1/40	989,180
Central Texas Regional Mobility Auth. Rev.	500,000	4.00	1/1/45	569,540
Central Texas Regional Mobility Auth. Rev.	500,000	4.00	1/1/50	573,245
Cypress Hill Municipal Utility Dist. No. 1 G.O. (AGM Insured)	1,000,000	4.00	9/1/34	1,033,890
Dallas/Fort Worth International Airport Rev. (JT Improvement)	500,000	5.25	11/1/37	559,630
Danbury Higher Education Auth. Education Rev. (Golden Rule Schools)	650,000	5.13	8/15/49	673,959
El Paso Co. Hospital District G.O.	825,000	5.00	8/15/43	862,381
Fort Bend Co. Municipal Utility Dist. No. 50 G.O. (MAC Insured)	400,000	4.00	9/1/29	407,260
Harris Co. Cultural Education Facs. Finance Corp. Rev. (Brazos Presbyterian Homes, Inc. Proj.)	500,000	5.00	1/1/37	537,180
Harris Co. Municipal Utility Dist. No. 284 G.O. (MAC Insured)	285,000	4.00	9/1/33	288,916
Harris Co. Municipal Utility Dist. No. 381 G.O. (BAM Insured)	435,000	4.00	9/1/30	441,990
Harris Co. Municipal Utility Dist. No. 381 G.O. (BAM Insured)	250,000	4.00	9/1/33	253,518
Harris Co. Municipal Utility Dist. No. 400 G.O. (BAM Insured)	470,000	4.00	9/1/30	477,553
Harris Co. Municipal Utility Dist. No. 400 G.O. (BAM Insured)	920,000	4.00	9/1/32	933,322
Harris Co. Municipal Utility Dist. No. 400 G.O. (BAM Insured)	1,050,000	4.00	9/1/34	1,063,870
Houston Higher Education Finance Corp. (Cosmos Foundation)	480,000	5.00	2/15/32	497,626
Meadowhill Regional Municipal Utility Dist. G.O. (AGM Insured)	500,000	4.00	10/1/35	523,575
New Hope Cultural Education Fac. Corp. Rev. (Cardinal Bay)	260,000	4.00	7/1/23	247,621
New Hope Cultural Education Fac. Corp. Rev. (Cardinal Bay)	460,000	4.00	7/1/26	410,946
New Hope Cultural Education Fac. Corp. Rev. (Cardinal Bay)	500,000	5.00	7/1/46	364,625
New Hope Cultural Education Facs. Corp. Rev. (Beta Academy) [4]	425,000	5.00	8/15/39	446,288
New Hope Cultural Education Facs. Corp. Rev. (Cardinal Bay, Inc.)	400,000	5.00	7/1/46	398,284
New Hope Cultural Education Facs. Corp. Rev. (Flower Mound Campus Proj.) [9]	495,000	3.75	6/1/28	505,053
New Hope Cultural Education Facs. Corp. Rev. (Flower Mound Campus Proj.) [9]	500,000	4.00	6/1/32	509,630
New Hope Cultural Education Facs. Corp. Rev. (Jubilee Academic Center) [4]	250,000	5.00	8/15/36	252,572
New Hope Cultural Education Facs. Corp. Rev. (Presbyterian Village North Proj.)	500,000	5.00	10/1/34	530,235
New Hope Cultural Education Facs. Corp. Rev. (Wesleyan Homes, Inc. Proj.)	250,000	5.50	1/1/35	263,228
New Hope Cultural Education Facs. Finance Corp. Rev. (Presbyterian Village North Proj.)	350,000	5.25	10/1/49	366,272

12

SCHEDULE OF INVESTMENTS (Unaudited) December 31, 2020 Sit Tax-Free Income Fund (Continued)

Name of Issuer	Principal Amount ($)	Coupon Rate (%)	Maturity Date	Fair Value ($)
New Hope Cultural Education Facs. Finance Corp. Rev. (Wesleyan Homes, Inc. Proj.)	750,000	5.00	1/1/55	769,358
Newark Higher Education Finance Corp. Rev. (Austin Achieve Public School)	100,000	5.00	6/15/37	102,320
Newark Higher Education Finance Corp. Rev. (Austin Achieve Public School)	1,000,000	5.00	6/15/42	1,020,360
North Central Texas Health Facility Development Corp. (CC Young Memorial Home)	204,000	5.38	2/15/25	163,989
Parkway Utility Dist. G.O. (BAM Insured)	500,000	3.63	3/1/35	505,870
Parkway Utility Dist. G.O. (Waterworks and Sewer System) (BAM Insured)	275,000	4.00	3/1/33	282,068
Red River Health Facs. Dev. Corp. Rev. (MRC Crossings Proj.)	250,000	7.50	11/15/34	273,142
Sugar Land Dev. Corp. Rev. (BAM Insured)	500,000	5.00	2/15/33	547,185
Tarrant Co. Cultural Education Facs. Finance Corp. Rev. (Buckingham Senior Living Community, Inc.) 2, [5]	500,000	5.63	11/15/27	300,000
Tarrant Co. Cultural Education Facs. Finance Corp. Rev. (Buckner Retirement Service)	500,000	5.00	11/15/37	584,220
Tarrant Co. Cultural Education Facs. Finance Corp. Rev. (Buckner Senior Living Ventana Proj.)	190,000	5.63	11/15/24	190,319
TX Department of Housing & Community Affairs (GNMA Collateralized)	500,000	4.13	9/1/38	565,310
TX Department of Housing & Community Affairs (GNMA Collateralized)	1,100,000	3.63	9/1/44	1,206,931
TX Department of Housing & Community Affairs (GNMA Collateralized)	500,000	3.00	9/1/45	533,455
TX Grand Parkway Transportation Corp. Rev. [6]	500,000	6.00	10/1/35	588,375
TX State Affordable Hsg. Corp. Rev. (Heroes Home Loan Program) (GNMA Collateralized)	950,000	4.00	3/1/50	1,061,321

				24,823,022

Utah - 0.3%
UT Hsg. Corp. Single Family Mtg. Rev.	30,000	5.75	1/1/33	30,065
UT Hsg. Corp. Single Family Mtg. Rev.	65,000	4.60	7/1/34	65,077
UT Hsg. Corp. Single Family Mtg. Rev. (FHA Insured)	300,000	4.00	1/1/36	322,440
West Valley City Municipal Building Auth. Rev. (AGM Insured)	400,000	5.00	2/1/39	484,016

				901,598

Vermont - 0.1%
VT Hsg. Fin. Agy. Rev. (GNMA/FNMA/FHLMC Collateralized)	375,000	3.50	5/1/38	405,645

Virginia - 0.4%
VA Hsg. Dev. Auth. Rev. (Commonwealth Mtg.)	300,000	3.88	1/1/38	311,688
VA Hsg. Dev. Auth. Rev. (GNMA/FNMA/FHLMC Collateralized)	500,000	2.45	11/1/45	514,900
VA Hsg. Dev. Auth. Rev. (Rental Hsg. Proj.)	400,000	4.13	7/1/33	419,936
VA Hsg. Dev. Auth. Rev. (Rental Hsg. Proj.) (G.O. of Auth. Insured)	250,000	4.60	12/1/38	250,325

				1,496,849

Washington - 3.0%
Kalispel Tribe of Indians Rev. [4]	300,000	5.25	1/1/38	339,444
King Co. Hsg. Auth. Rev.	1,000,000	3.00	11/1/39	1,072,010
King Co. Hsg. Auth. Rev.	750,000	3.00	8/1/40	814,568
Pike Place Market Preservation Dev. Auth. Rev.	500,000	5.00	12/1/40	544,185
Snohomish Co. Hsg. Auth. Rev.	500,000	4.00	4/1/44	558,735
Vancouver Hsg. Auth. Rev.	500,000	3.75	8/1/34	552,580
Vancouver Hsg. Auth. Rev. (Anthem Park & Columbia Hsg. Proj.)	1,000,000	3.00	6/1/38	1,053,820
Vancouver Hsg. Auth. Rev. (Van Vista Plaza Proj.)	1,000,000	3.30	12/1/51	1,068,960
WA Hsg. Fin. Commission Multi Family Mtg. Rev. (Bayview Manor Homes) [4]	250,000	5.00	7/1/31	269,478
WA Hsg. Fin. Commission Multi Family Mtg. Rev. (Bayview Manor Homes) [4]	850,000	5.00	7/1/36	908,336
WA Hsg. Fin. Commission Multi Family Mtg. Rev. (Horizon House Proj.) [4]	500,000	5.00	1/1/38	552,420
WA Hsg. Fin. Commission Multi Family Mtg. Rev. (The Hearthstone Proj.) [4]	1,075,000	5.00	7/1/38	1,120,644
WA Hsg. Fin. Commission Multi Family Mtg. Rev. (The Hearthstone Proj.) [4]	525,000	5.00	7/1/48	538,172
WA Hsg. Fin. Commission Multi Family Mtg. Rev. (Transforming Age Proj.) [4]	500,000	5.00	1/1/44	540,890
WA Hsg. Fin. Commission Multi Family Mtg. Rev. (Wesley Homes Lea Hill Proj.) [4]	300,000	5.00	7/1/36	312,849
WA Hsg. Fin. Commission Single Family Mtg. Rev. (GNMA/FNMA/FHLMC Collateralized)	60,000	4.60	10/1/33	60,448

				10,307,539

DECEMBER 31, 2020	13

SCHEDULE OF INVESTMENTS (Unaudited) December 31, 2020 Sit Tax-Free Income Fund (Continued)

Name of Issuer	Principal Amount ($)	Coupon Rate (%)	Maturity Date	Fair Value ($)
West Virginia - 0.5%
WV Hsg. Dev. Fund Rev.	250,000	3.75	11/1/32	270,042
WV Hsg. Dev. Fund Rev.	245,000	3.80	11/1/35	253,700
WV Hsg. Dev. Fund Rev.	1,005,000	2.75	11/1/45	1,036,869
WV Hsg. Dev. Fund Rev.	120,000	4.10	11/1/45	127,502

				1,688,113

Wisconsin - 4.2%
WI Health & Education Facs. Auth. Rev. (Medical College)	870,000	5.25	12/1/35	872,793
WI Health & Education Facs. Auth. Rev. (PHW Oconomowoc, Inc. Proj.)	500,000	5.13	10/1/48	521,400
WI Health & Education Facs. Auth. Rev. (St. John’s Communities, Inc. Proj.)	500,000	5.00	9/15/40	523,165
WI Health & Education Facs. Auth. Rev. (St. John’s Communities, Inc. Proj.)	500,000	5.00	9/15/45	521,060
WI Health & Educational Facs. Auth. Rev. (Aspirus, Inc. Obligation Group)	500,000	5.00	8/15/32	571,830
WI Health & Educational Facs. Auth. Rev. (Benevolent Corp. Cedar Community)	300,000	5.00	6/1/37	322,983
WI Health & Educational Facs. Auth. Rev. (Froedtert Health, Inc. Obligated Group)	500,000	5.00	4/1/35	615,995
WI Health & Educational Facs. Auth. Rev. (St. Camillus Health System, Inc.)	745,000	5.00	11/1/27	820,334
WI Health & Educational Facs. Auth. Rev. (St. Camillus Health System, Inc.)	350,000	5.00	11/1/46	368,333
WI Health & Educational Facs. Auth. Rev. (Three Pillars Senior Living Communities)	920,000	5.00	8/15/43	976,884
WI Housing & Economic Dev. Auth. Rev.	250,000	3.88	11/1/35	270,352
WI Housing & Economic Dev. Auth. Rev.	560,000	3.90	11/1/42	614,264
WI Housing & Economic Dev. Auth. Rev.	1,500,000	4.15	5/1/55	1,636,005
WI Public Finance Auth. Rev. (ACTS Retirement-Life Community, Inc.)	600,000	4.00	11/15/37	676,296
WI Public Finance Auth. Rev. (Carmelite System, Inc.)	500,000	5.00	1/1/45	575,725
WI Public Finance Auth. Rev. (Coral Academy of Science Reno) [4]	700,000	5.00	6/1/39	742,840
WI Public Finance Auth. Rev. (Delray Beach Radiation Therapy) [4]	750,000	6.25	11/1/28	808,118
WI Public Finance Auth. Rev. (Glenridge Palmer Ranch Proj.) [4]	500,000	8.25	6/1/46	519,430
WI Public Finance Auth. Rev. (Lombard Public Facilities Corp.) 2, [4,6]	16,520	9.00	1/1/46	453
WI Public Finance Auth. Rev. (Lombard Public Facilities Corp.) 2, [4,6]	16,287	9.00	1/1/47	429
WI Public Finance Auth. Rev. (Lombard Public Facilities Corp.) 2, [4,6]	447	12.00	1/1/47	12
WI Public Finance Auth. Rev. (Lombard Public Facilities Corp.) 2, [4,6]	16,171	9.00	1/1/48	420
WI Public Finance Auth. Rev. (Lombard Public Facilities Corp.) 2, [4,6]	390	12.00	1/1/48	10
WI Public Finance Auth. Rev. (Lombard Public Facilities Corp.) 2, [4,6]	16,055	9.00	1/1/49	408
WI Public Finance Auth. Rev. (Lombard Public Facilities Corp.) 2, [4,6]	384	11.00	1/1/49	10
WI Public Finance Auth. Rev. (Lombard Public Facilities Corp.) 2, [4,6]	15,822	9.00	1/1/50	386
WI Public Finance Auth. Rev. (Lombard Public Facilities Corp.) 2, [4,6]	372	11.00	1/1/50	9
WI Public Finance Auth. Rev. (Lombard Public Facilities Corp.) 2, [4,6]	17,334	9.00	1/1/51	415
WI Public Finance Auth. Rev. (Lombard Public Facilities Corp.) 2, [4,6]	365	11.00	1/1/51	9
WI Public Finance Auth. Rev. (Lombard Public Facilities Corp.) 1, [2,4]	446,246	3.75	7/1/51	293,768
WI Public Finance Auth. Rev. (Lombard Public Facilities Corp.) 2, [4,6]	17,218	9.00	1/1/52	396
WI Public Finance Auth. Rev. (Lombard Public Facilities Corp.) 2, [4,6]	475	10.00	1/1/52	11
WI Public Finance Auth. Rev. (Lombard Public Facilities Corp.) 2, [4,6]	16,985	9.00	1/1/53	383
WI Public Finance Auth. Rev. (Lombard Public Facilities Corp.) 2, [4,6]	469	10.00	1/1/53	11
WI Public Finance Auth. Rev. (Lombard Public Facilities Corp.) 2, [4,6]	16,869	9.00	1/1/54	370
WI Public Finance Auth. Rev. (Lombard Public Facilities Corp.) 2, [4,6]	453	10.00	1/1/54	10
WI Public Finance Auth. Rev. (Lombard Public Facilities Corp.) 2, [4,6]	16,636	9.00	1/1/55	357
WI Public Finance Auth. Rev. (Lombard Public Facilities Corp.) 2, [4,6]	444	9.00	1/1/55	10
WI Public Finance Auth. Rev. (Lombard Public Facilities Corp.) 2, [4,6]	16,404	9.00	1/1/56	346
WI Public Finance Auth. Rev. (Lombard Public Facilities Corp.) 2, [4,6]	434	9.00	1/1/56	9
WI Public Finance Auth. Rev. (Lombard Public Facilities Corp.) 2, [4,5]	22,407	5.50	7/1/56	16,773
WI Public Finance Auth. Rev. (Lombard Public Facilities Corp.) 2, [4,6]	16,287	9.00	1/1/57	334
WI Public Finance Auth. Rev. (Lombard Public Facilities Corp.) 2, [4,6]	481	9.00	1/1/57	10
WI Public Finance Auth. Rev. (Lombard Public Facilities Corp.) 2, [4,6]	16,055	9.00	1/1/58	321
WI Public Finance Auth. Rev. (Lombard Public Facilities Corp.) 2, [4,6]	469	9.00	1/1/58	9

14

SCHEDULE OF INVESTMENTS (Unaudited) December 31, 2020 Sit Tax-Free Income Fund (Continued)

Name of Issuer	Principal Amount ($) Quantity	Coupon Rate (%)	Maturity Date	Fair Value ($)
WI Public Finance Auth. Rev. (Lombard Public Facilities Corp.) 2, [4,6]	15,938	9.00	1/1/59	313
WI Public Finance Auth. Rev. (Lombard Public Facilities Corp.) 2, [4,6]	456	9.00	1/1/59	9
WI Public Finance Auth. Rev. (Lombard Public Facilities Corp.) 2, [4,6]	447	8.00	1/1/60	8
WI Public Finance Auth. Rev. (Lombard Public Facilities Corp.) 2, [4,6]	15,822	9.00	1/1/60	300
WI Public Finance Auth. Rev. (Lombard Public Facilities Corp.) 2, [4,6]	440	8.00	1/1/61	8
WI Public Finance Auth. Rev. (Lombard Public Facilities Corp.) 2, [4,6]	15,589	9.00	1/1/61	287
WI Public Finance Auth. Rev. (Lombard Public Facilities Corp.) 2, [4,6]	428	8.00	1/1/62	8
WI Public Finance Auth. Rev. (Lombard Public Facilities Corp.) 2, [4,6]	15,473	9.00	1/1/62	278
WI Public Finance Auth. Rev. (Lombard Public Facilities Corp.) 2, [4,6]	419	8.00	1/1/63	7
WI Public Finance Auth. Rev. (Lombard Public Facilities Corp.) 2, [4,6]	15,240	9.00	1/1/63	268
WI Public Finance Auth. Rev. (Lombard Public Facilities Corp.) 2, [4,6]	409	8.00	1/1/64	7
WI Public Finance Auth. Rev. (Lombard Public Facilities Corp.) 2, [4,6]	15,124	9.00	1/1/64	261
WI Public Finance Auth. Rev. (Lombard Public Facilities Corp.) 2, [4,6]	403	7.00	1/1/65	7
WI Public Finance Auth. Rev. (Lombard Public Facilities Corp.) 2, [4,6]	15,008	9.00	1/1/65	250
WI Public Finance Auth. Rev. (Lombard Public Facilities Corp.) 2, [4,6]	434	7.00	1/1/66	7
WI Public Finance Auth. Rev. (Lombard Public Facilities Corp.) 2, [4,6]	14,775	9.00	1/1/66	234
WI Public Finance Auth. Rev. (Lombard Public Facilities Corp.) 2, [4,6]	5,235	5.00	1/1/67	77
WI Public Finance Auth. Rev. (Lombard Public Facilities Corp.) 2, [4,6]	192,429	9.00	1/1/67	2,833
WI Public Finance Auth. Rev. (MD Proton Treatment Center) [4]	500,000	6.13	1/1/33	435,495
WI Public Finance Auth. Rev. (MN College of Osteopathic Medicine) 2, [4,5]	7,608	5.50	12/1/48	3,804
WI Public Finance Auth. Rev. (North Carolina Leadership Academy) [4]	410,000	5.00	6/15/39	435,641
WI Public Finance Auth. Rev. (Roseman University Health Sciences)	240,000	5.00	4/1/25	255,835
WI Public Finance Auth. Rev. (Roseman University Health Sciences)	500,000	5.50	4/1/32	520,665
WI Public Finance Auth. Rev. (Southminster) [4]	250,000	5.00	10/1/43	268,365

				14,198,453

Wyoming - 0.3%
WY Community Dev. Auth. Rev.	265,000	3.75	12/1/32	273,941
WY Community Dev. Auth. Rev.	335,000	3.90	12/1/38	355,874
WY Community Dev. Auth. Rev.	280,000	4.05	12/1/38	289,736

				919,551

Total Municipal Bonds (cost: $308,265,272)				309,035,080

Investment Companies - 5.5%
BlackRock Long-Term Municipal Advantage Trust (BTA)	59,383			755,352
BlackRock Municipal Income Investment Quality Trust (BAF)	28,500			425,362
BlackRock MuniEnhanced Fund, Inc. (MEN)	26,706			319,938
BlackRock MuniHoldings Florida Insured Fund (MFL)	85,398			1,202,404
BlackRock MuniHoldings Fund II, Inc. (MUH)	36,000			543,240
BlackRock MuniHoldings Quality Fund II, Inc. (MUE)	57,814			789,161
BlackRock MuniHoldings Quality Fund, Inc. (MUS)	51,538			681,332
BlackRock MuniYield Insured Fund (MYI)	71,171			1,028,421
BlackRock MuniYield Michigan Insured Fund (MIY)	21,538			313,809
BNY Mellon Strategic Municipal Bond Fund, Inc. (DSM)	35,000			275,450
DWS Municipal, Income Trust (KTF)	93,236			1,084,335
DWS Strategic Municipal Income Trust (KSM)	26,351			300,401
Eaton Vance Municipal Bond Fund (EIM)	5,360			72,896
Invesco Municipal Opportunity Trust (VMO)	67,520			865,606
Invesco Municipal Trust (VKQ)	76,872			985,499
Invesco Quality Municipal Income Trust (IQI)	80,200			1,045,808
Invesco Value Municipal Income Trust (IIM)	17,000			266,050

DECEMBER 31, 2020	15

SCHEDULE OF INVESTMENTS (Unaudited) December 31, 2020 Sit Tax-Free Income Fund (Continued)

Name of Issuer	Quantity	Fair Value ($)
Invesco Van Kampen Advantage Muni Income Trust (VKI)	96,507	1,095,354
Invesco Van Kampen Trust For Investment Grade Municipals (VGM)	71,847	949,099
Nuveen AMT-Free Quality Municipal Income Fund (NEA)	163,972	2,475,977
Nuveen Dividend Advantage Municipal Income Fund (NVG)	20,000	335,600
Nuveen Pennsylvania Quality Municipal Income Fund (NQP)	5,000	72,350
Nuveen Quality Municipal Income Fund (NAD)	163,973	2,520,265
Putnam Municipal Opportunities Trust (PMO)	15,000	205,350

Total Investment Companies (cost: $17,429,454)		18,609,059

Total Investments in Securities - 96.7% (cost: $325,694,726)		327,644,139
Other Assets and Liabilities, net - 3.3%		11,101,816

Total Net Assets - 100.0%		$338,745,955

[1]

Variable rate security. Rate disclosed is as of December 31, 2020. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or, for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.

[2]	Securities considered illiquid by the Investment Adviser. The total value of such securities as of December 31, 2020 was $2,483,562 and represented 0.7% of net assets.
[4]

144A Restricted Security. The total value of such securities as of December 31, 2020 was $30,034,806 and represented 8.9% of net assets. These securities have been determined to be liquid by the Adviser in accordance with guidelines established by the Board of Directors.

[5]

The issuer is in default of interest or principal payments, or other debt covenants. Income is not being accrued. The total value of such securities as of December 31, 2020 was $2,738,644 and represented 0.8% of net assets.

[6]	Zero coupon or convertible capital appreciation bond, for which the rate disclosed is either the effective yield on purchase date or the coupon rate to be paid upon conversion to coupon paying.
[9]

Municipal Lease Security. The total value of such securities as of December 31, 2020 was $5,192,887 and represented 1.5% of net assets. These securities have been determined to be liquid by the Adviser in accordance with guidelines established by the Board of Directors.

[15]	Securities with a “N/A” maturity date have passed their stated maturity date and have pending restructuring arrangements.

Numeric footnotes not disclosed are not applicable to this Schedule of Investments.

A summary of the levels for the Fund’s investments as of December 31, 2020 is as follows:

	Investment in Securities
	Level 1 Quoted Price ($)	Level 2 Other significant observable inputs ($)	Level 3 Significant unobservable inputs ($)	Total ($)
Assets
Municipal Bonds	—	309,035,080	—	309,035,080
Investment Companies	18,609,059	—	—	18,609,059
	18,609,059	309,035,080	—	327,644,139

There were no transfers into or out of level 3 during the reporting period.

For additional information about significant policies, including valuation of investments, refer to the Fund’s most recent annual report.

16